Convertible Preferred Stock and Stockholders' Equity (Deficit) - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 19, 2020 $ / shares shares	Jun. 30, 2020 USD ($) Holder $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 17, 2020 shares	Mar. 31, 2020 shares	Dec. 31, 2019 shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Dec. 31, 2018 shares
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding		0	0			207,164,404			207,164,404
Common stock, shares issued		52,151,798	52,151,798			9,073,002
Olivia Ventures Inc
Class Of Stock [Line Items]
Common stock, shares issued		1,000,000	1,000,000
Number of holders membership interests cancelled with merger | Holder		15
Number of membership interests cancelled as a result of not accredited investors with merger		131,472
Cash consideration for cancelling membership interests in connection with merger | $		$ 69
2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Common stock, shares issued		2,930,836	2,930,836
Common stock reserved for issuance				2,930,836
Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares outstanding		0	0		207,164,404	207,164,404	207,164,404	207,164,404	207,164,404
Common Stock
Class Of Stock [Line Items]
Conversion of Compass Therapeutics LLC preferred shares into common shares upon consummation of the reverse merger, Shares		30,629,606
Common stock, shares issued		8,425,750	8,425,750
Shares of common stock sold		12,096,442
Common Stock | Private Placement Offering
Class Of Stock [Line Items]
Shares of common stock sold	12,096,442		12,096,442
Purchase price per share | $ / shares	$ 5.00	$ 5.00	$ 5.00
Common Stock | Private Placement Offering | Maximum
Class Of Stock [Line Items]
Shares of common stock sold	14,000,000		14,000,000
Common Stock | 2020 Stock Option and Incentive Plan
Class Of Stock [Line Items]
Common stock reserved for issuance		2,930,836	2,930,836